Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of summary of significant accounting policies [line items]
Surplus Deficit Of Insurance Liability Adequacy Test	€ 1,900
Interest rate, measurement input [member]
Disclosure of summary of significant accounting policies [line items]
Decrease in net income due to increase in interest rate assumption	870		€ 529
Increase in net income due to decrease in interest rate assumption	563		538
Interest rate, measurement input [member] | Increase In 100bps Interest Rate [Member]
Disclosure of summary of significant accounting policies [line items]
Increase decrease in interest rate due to reasonably possible decrease In LAT deficit	500		3,300
Increase decrease in interest rate due to reasonably possible decrease in net benefit	300		1,300
Interest rate, measurement input [member] | Decrease In 100bps interest Rate [Member]
Disclosure of summary of significant accounting policies [line items]
Increase decrease in interest rate due to reasonably possible increase In LAT deficit	2,500		4,300
Interest rate, measurement input [member] | Decrease In 50bps interest Rate [Member]
Disclosure of summary of significant accounting policies [line items]
Increase decrease in interest rate due to reasonably possible decrease In LAT deficit	400		600
Increase decrease in interest rate due to reasonably possible decrease in net benefit	300		1,300
Interest rate, measurement input [member] | Increase In 50bps Interest Rate [Member]
Disclosure of summary of significant accounting policies [line items]
Increase decrease in interest rate due to reasonably possible increase In LAT deficit	400		€ 500
US [member]
Disclosure of summary of significant accounting policies [line items]
Increase decrease in earning before tax due to actuarial assumption and model updates	358	€ 86
Increase decrease due to charges from reinsurance rates increase	192
Increase decrease due to various actuarial assumption updates	€ 166
US [member] | Interest rate, measurement input [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of increase in interest rate assumption	0.01%		0.01%
Percentage of decrease in interest rate assumption	0.01%		0.01%
US [member] | Covid Nineteen [Member] | Life insurance contracts [member]
Disclosure of summary of significant accounting policies [line items]
Expense for policyholder claims and benefits, without reduction for reinsurance held	€ 100
US [member] | Covid Nineteen [Member] | Life insurance contracts [member] | Cause of Death [Member]
Disclosure of summary of significant accounting policies [line items]
Expense for policyholder claims and benefits, without reduction for reinsurance held	81	€ 103
The Netherlands [member]
Disclosure of summary of significant accounting policies [line items]
Liability Adequency Test Deficit	500		€ 5,200
Loss Recognition	200		3,000
Net Deficits	€ 300		€ 2,200
The Netherlands [member] | Interest rate, measurement input [member] | Increase In 100bps Interest Rate [Member]
Disclosure of summary of significant accounting policies [line items]
Percentage of increase in interest rate assumption	0.01%		0.01%
The Netherlands [member] | Interest rate, measurement input [member] | Decrease In 100bps interest Rate [Member]
Disclosure of summary of significant accounting policies [line items]
Percentage of decrease in interest rate assumption	0.01%		0.01%
The Netherlands [member] | Interest rate, measurement input [member] | Decrease In 50bps interest Rate [Member]
Disclosure of summary of significant accounting policies [line items]
Percentage of decrease in interest rate assumption	0.005%		0.005%
The Netherlands [member] | Interest rate, measurement input [member] | Increase In 50bps Interest Rate [Member]
Disclosure of summary of significant accounting policies [line items]
Percentage of increase in interest rate assumption	0.005%		0.005%